Share-Based Payment - Additional Information (Details)	12 Months Ended
Dec. 31, 2023
Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [line items]
Description of maximum term of equity granted for share-based payment arrangement	2.9 years
Performance share units (PSUs) [Member]
Disclosure of defined benefit plans [line items]
Description of maximum term of equity granted for share-based payment arrangement	2.7 years